OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2017	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Deferred consideration from Allied Gold Corporation			$ 14.3	$ 0.0
Advances for the purchase of capital equipment			9.1	12.4
Income taxes receivable			9.3	16.6
Royalty interests			5.6	5.6
Long-term prepayment			4.3	4.6
Derivatives			26.3	0.0
Other			4.6	3.4
Other assets			96.1	56.0
Contract term	15 years
Prepayment issued during period		$ 4.9
Utilisation of prepayment issued			0.3	0.3
Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments			16.4	13.4
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments			$ 6.2	$ 0.0